Lease Agreements (Details) - Schedule of under financing lease agreements - USD ($)	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Right-of-use assets:
Operating right-of-use assets	$ 129,758	$ 179,512	$ 208,051
Operating lease liabilities:
Current portion of long term payable	82,284	80,096
Financing leases payable, less current portion	47,474	99,416
Total operating lease liabilities	$ 129,758	$ 179,512